Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of inventories [Abstract]
Raw materials		$ 282,618
Work in process
Finished goods	14,544	52,401
Inventories from discontinued operations (Note 15)		(335,019)
Total	$ 14,544